Pension, Health Care and Postretirement Benefits Other Than Pensions - Components of Net Pension Costs and Cumulative OCI for Postretirement Benefits Other than Pensions (Details) - Postretirement Benefits Other than Pensions [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net pension costs (credits):
Service costs	$ 2,244	$ 2,485	$ 2,434
Interest costs	11,009	11,182	12,782
Amortization of actuarial losses		1,011
Amortization of prior service credit	(6,578)	(4,529)	(503)
Net pension costs (credits)	6,675	10,149	14,713
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain) arising during the year	7,548	(19,370)	27,757
Prior service costs arising during the year		(9,269)	(19,043)
Amortization of actuarial losses		(1,011)
Amortization of prior service credit	6,578	4,529	503
Total recognized in Cumulative other comprehensive loss	14,126	(25,121)	9,217
Total recognized in net pension costs (credits) and Cumulative other comprehensive loss	$ 20,801	$ (14,972)	$ 23,930